SUPPLEMENTARY CASH FLOW INFORMATION	9 Months Ended
May 31, 2020
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

11. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	May 31, 2020	May 31, 2019

Amounts receivable, prepaid expenses and other assets	$617	$500
Accounts payable and other liabilities	(873)	247
	$(256)	$747